Called up share capital	12 Months Ended
Jun. 30, 2023
Called up share capital

26. Called up share capital

	As at June 30
	2023	2022	2021
Allotted, called up and fully paid
Ordinary shares of $0.012 each	$307,815	$255,819	$222,074
Number allotted	25,651,140	21,318,118	18,506,064
Ordinary shares of $0.012 each	$307,815	$255,819	$222,074

At the Company’s last Annual General Meeting on November 10, 2022, the Directors were given a new authority to allot shares up to an aggregate nominal amount of $180,000.00.

Movements in Ordinary Shares:

	Shares No.	Par value USD 000	Share premium USD 000	Total USD 000
At June 30, 2021	18,506,064	222	76,229	76,451
Conversion of Aevitas equity instruments 3	2,005,190	24	20,442	20,466
Capital raises 1	82,644	1	243	244
Other share issuance 4	42,000	1	217	218
Employee share scheme issues 2	682,220	8	2,287	2,295
At June 30, 2022	21,318,118	256	99,418	99,674
Capital raises [1]	4,230,770	51	5,449	5,500
Employee share scheme issues 2	102,252	1	151	152
At June 30, 2023	25,651,140	308	105,018	105,326

1	On July 29, 2022, the Company entered into a Securities Purchase Agreement to issue and sell, in a registered direct offering directly to an investor, (i) an aggregate of 2,300,000 Ordinary Shares (the “Shares”), nominal value $0.012 per share, at an offering price of $1.30 per share and (ii) an aggregate of 1,930,770 pre-funded warrants exercisable for Ordinary Shares at an offering price of $1.2999 per pre-funded warrant, for gross proceeds of approximately $5.5 million before deducting the placement agent fee and related offering expenses. The pre-funded warrants were sold to the Investor whose purchase of Ordinary Shares in the Registered Offering would otherwise result in the Investor, together with its affiliates and certain related parties, beneficially owning more than 4.99% of the Company’s outstanding Ordinary Shares immediately following the consummation of the Registered Offering, in lieu of Ordinary Shares. Each pre-funded warrant represents the right to purchase one Ordinary Share at an exercise price of $0.0001 per share. The pre-funded warrants were exercised on November 22, 2022.

In a concurrent private placement, the Company agreed to issue to the investor, Series A Warrants exercisable for an aggregate of 4,230,770 Ordinary Shares at an exercise price of $1.30 per share. Each Series A Warrant will be exercisable on February 2, 2023 and will expire on February 2, 2028. The Series A Warrants and the Ordinary Shares issuable upon the exercise of the Series A Warrants were offered pursuant to the exemption provided in Section 4(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506(b) promulgated thereunder.

During the year ended June 30, 2021, the Company completed a series of capital raises on Nasdaq. A total of 4,091,019 Ordinary Shares were issued, comprising 3,382,350 Ordinary Shares issued on October 19, 2020 as an underwritten public offering pursuant to an F-1 registration statement filed with the SEC on October 14, 2020, and 708,669 Ordinary Shares issued during June 2021, at the market price (an ATM offering), pursuant to an F-3 registration statement filed with the SEC on December 21, 2020. In the year ended June 30, 2022, a further 82,644 Ordinary Shares were issued under the same registration statement.

2	During the year ended June 30, 2023, 102,252 shares (year ended June 30, 2022: 682,220; year ended June 30, 2021: 792,126) were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan.

3	On June 30, 2021, holders of convertible preference shares and convertible loan notes in Aevitas Group Limited (“Aevitas Group”), exercised their right to convert the debt instruments into Ordinary Shares in VivoPower International PLC. A total of 2,005,190 restricted Ordinary Shares were issued at a contracted price of $10.20 on July 21, 2021. Of the 2,005,190 Ordinary Shares issued, 1,959,339 were issued to entities owned by AWN, the Company’s largest individual shareholder.

4	During the year ended June 30, 2022, 21,000 restricted shares were issued to Corporate Profile LLC and 21,000 restricted shares were issued to FON Consulting Ltd in exchange for investor relations services.

Each share has the same right to receive dividends and repayment of capital and represents one vote at shareholders’ meetings. Proceeds received in addition to the nominal value of the shares issued during the year have been included in share premium. The costs associated with the issuance of new shares are included within other reserves (see Note 27). Share premium has also been recorded in respect of the share capital related to employee share awards.